UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/03

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

  /s/ William W. Lester         Lincoln, Nebraska             11-07-03
------------------------    --------------------------    --------------------
      (signature)                 (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              111

Form 13F Information Table Value Total:              $241,462

List of Other Included Managers:

No.      13F File Number   Name


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                                              TITLE OF      VALUE      SHARES/  SH/PUT/   INVESTMENT   OTHER     VOTING   AUTHORITY
                  NAME OF ISSUER          CLASS    CUSIP    (x1000)    PRN AMT  PRN/CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
AFFILIATED COMPUTER SERVICES               COM   008190100    2,338      48,025 SH        DEFINED                 48,025

AFFILIATED COMPUTER SERVICES               CDS   008190AF7    1,401   1,180,000 PRN       DEFINED              1,180,000

AFFILIATED MANAGERS GROUP, INC             CDS   008252AC2    1,410   1,500,000 PRN       DEFINED              1,500,000

AIR PRODUCTS & CHEMS INC                   COM   009158106    1,228      27,225 SH        DEFINED                 27,225

ALCOA INC                                  COM   013817101    1,137      43,450 SH        DEFINED                 43,450

JOHNSON & JOHNSON (ALZA CORP)              CDS   02261WAB5    1,136   1,650,000 PRN       DEFINED              1,650,000

AMERICAN CENTURY GLOBAL GLD FD             COM   02507M105      119      10,890 SH        DEFINED                 10,890

AMERICAN EXPRESS COMPANY                   COM   025816109    4,431      98,325 SH        DEFINED                 98,325

AMERICAN INTL GROUP INC                    COM   026874107    5,079      88,032 SH        DEFINED                 88,032

AMERUS GROUP CO                            COM   03072M108    4,420     130,000 SH        DEFINED                130,000

AMGEN INC                                  COM   031162100    4,486      69,548 SH        DEFINED                 69,548

ANHEUSER-BUSCH CO                          COM   035229103      227       4,601 SH        DEFINED                  4,601

APPLIED MATERIALS INC                      COM   038222105    3,037     167,499 SH        DEFINED                167,499

BDK HOLDINGS INC.                          COM   05537P105        0      17,959 SH        DEFINED                 17,959

BERKSHIRE HATHAWAY A                       COM   084670108      675           9 SH        DEFINED                      9

BERKSHIRE HATHAWAY B                       COM   084670207      265         106 SH        DEFINED                    106

H & R BLOCK INC                            COM   093671105    4,310      99,875 SH        DEFINED                 99,875

BRIGGS & STRATTON                          CDS   109043AD1      550     450,000 PRN       DEFINED                450,000

BRINKER INTERNATIONAL, INC                 CDS   109641AC4    1,321   1,950,000 PRN       DEFINED              1,950,000

CALPROP CORP                               COM   131352106       25     168,000 SH        DEFINED                168,000

CALVERT                                    COM   131582207      642      36,651 SH        DEFINED                 36,651

CALVERT                                    COM   131582751    3,261     337,242 SH        DEFINED                337,242

CALVERT                                    COM   131582850      774      47,084 SH        DEFINED                 47,084

CALVERT                                    COM   13161T401    3,530     212,549 SH        DEFINED                212,549

CENTERPOINT ENERGY                         CDS   15189T206    2,108   4,310,500 PRN       DEFINED              4,310,500

CISCO SYSTEMS INC                          COM   17275R102    2,650     135,521 SH        DEFINED                135,521

CITIGROUP INC                              COM   172967101    4,948     108,731 SH        DEFINED                108,731

CLOROX CO                                  COM   189054109    1,171      25,525 SH        DEFINED                 25,525

COCA-COLA COMPANY                          COM   191216100    1,101      25,625 SH        DEFINED                 25,625

COMPUTER ASSOCIATES INT'L                  CDS   204912AN9    1,672   1,300,000 PRN       DEFINED              1,300,000

CONAGRA FOODS INC                          COM   205887102      430      20,250 SH        DEFINED                 20,250

DNP SELECT INCOME FD INC                   COM   23325P104      106      10,000 SH        DEFINED                 10,000

DELL INC                                   COM   24702R101    4,225     126,435 SH        DEFINED                126,435

DEVON ENERGY CORP                          COM   25179M103    3,873      80,365 SH        DEFINED                 80,365

DIAMONDS TR UNIT SER 1                     COM   252787106      210       2,250 SH        DEFINED                  2,250

DISNEY WALT COMPANY                        COM   254687106    1,204      59,700 SH        DEFINED                 59,700

DISNEY WALT COMPANY                        CDS   254687AU0    1,450   1,420,000 PRN       DEFINED              1,420,000

ELECTRONIC ARTS INC.                       COM   285512109    2,435      26,402 SH        DEFINED                 26,402

ELECTRONIC DATA SYSTEMS CORP               CDS   285661AE4      393     400,000 PRN       DEFINED                400,000

EXXON MOBIL CORP                           COM   30231G102    4,359     119,097 SH        DEFINED                119,097

FIRST AMERICAN CORPORATION                 CDS   318522AC3      692     670,000 PRN       DEFINED                670,000

FIRST AMERICAN CORPORATION                 CDS   318522AD1      413     400,000 PRN       DEFINED                400,000

FIRST DATA CORP                            COM   319963104    3,637      91,010 SH        DEFINED                 91,010

FIRST DATA CORP                            CDS   319963AD6    1,372   1,270,000 PRN       DEFINED              1,270,000

FREMONT BOND FUND                          COM   357378504      418      39,652 SH        DEFINED                 39,652

GATX CAPITAL CORP                          CDS   361448AC7    1,138   1,090,000 PRN       DEFINED              1,090,000

GALLAGHER ARTHUR J & CO                    COM   363576109    1,229      43,450 SH        DEFINED                 43,450

GANNETT COMPANY                            COM   364730101    5,516      71,125 SH        DEFINED                 71,125

GENERAL MILLS INC                          CDS   370334AT1    1,271   1,800,000 PRN       DEFINED              1,800,000

GENERAL MOTORS CORP                        CPS   370442717    1,167      43,300 SH        DEFINED                 43,300

GENUINE PARTS CO                           COM   372460105    1,145      35,800 SH        DEFINED                 35,800

HERSHEY FOODS CORP                         COM   427866108    1,136      15,625 SH        DEFINED                 15,625

ILLINOIS TOOL WORKS INC                    COM   452308109    4,272      64,475 SH        DEFINED                 64,475

INTEL CORP                                 COM   458140100      262       9,540 SH        DEFINED                  9,540

JEFFERSON PILOT CORP                       COM   475070108    1,169      26,350 SH        DEFINED                 26,350

JOHNSON & JOHNSON                          COM   478160104    3,298      66,606 SH        DEFINED                 66,606

KERR MCGEE CORP                            CDS   492386AP2    1,251   1,200,000 PRN       DEFINED              1,200,000

ESTEE LAUDER COMPANIES INC                 COM   518439104    5,073     148,760 SH        DEFINED                148,760

LIBERTY MEDIA GROUP                        CDS   530715AN1    1,617   2,100,000 PRN       DEFINED              2,100,000

LIBERTY MEDIA GROUP                        CDS   530715AR2    1,387   1,430,000 PRN       DEFINED              1,430,000

LOWES COS INC                              COM   548661107    5,106      98,379 SH        DEFINED                 98,379

MANPOWER INC.                              CDS   56418HAC4    1,205   1,940,000 PRN       DEFINED              1,940,000

MEDTRONIC INC                              COM   585055106    4,715     100,489 SH        DEFINED                100,489

MERCK & CO INC                             COM   589331107    1,054      20,825 SH        DEFINED                 20,825

MICROSOFT CORP                             COM   594918104    5,138     184,731 SH        DEFINED                184,731

MORGAN STANLEY                             COM   61744J416    5,409     599,007 SH        DEFINED                599,007

NATIONS MUNICIPAL INCOME FUND              COM   638579672      111      10,014 SH        DEFINED                 10,014

NEUBERGER & BERMAN                         COM   641224209      285      22,385 SH        DEFINED                 22,385

OAK INDUSTRIES                             CDS   671400AL3      474     500,000 PRN       DEFINED                500,000

ODYSSEY RE HOLDINGS CORP                   CDS   67612WAA6    1,340   1,150,000 PRN       DEFINED              1,150,000

OPTICAL INNOVATIONS INC                    COM   683993273       20     250,000 SH        DEFINED                250,000

PALL CORP                                  COM   696429307    4,660     207,650 SH        DEFINED                207,650

PEPSICO INC                                COM   713448108    4,603     100,440 SH        DEFINED                100,440

PFIZER INC                                 COM   717081103    4,297     141,447 SH        DEFINED                141,447

PITNEY BOWES INC                           COM   724479100    3,958     103,300 SH        DEFINED                103,300

POTOMAC ELECTRIC POWER CO                  PS    737679209      418      10,000 SH        DEFINED                 10,000

QWEST COMMUNICATIONS INTL INC              COM   749121109       85      25,056 SH        DEFINED                 25,056

REEBOK INTERNATIONAL                       CDS   758110AE0      507     480,000 PRN       DEFINED                480,000

T ROWE PRICE                               COM   779552108    1,276      47,583 SH        DEFINED                 47,583

T ROWE PRICE INTERNATIONAL BOND FUND       COM   77956H104      136      13,314 SH        DEFINED                 13,314

ROYAL DUTCH PETE CO                        COM   780257804    5,479     123,950 SH        DEFINED                123,950

S&P 500                                    COM   78462F103    6,015     160,229 SH        DEFINED                160,229
                                                            1
SILICON VALLEY BANCSHARES                  CDS   827064AB2    1,100   1,100,000 PRN       DEFINED              1,100,000

SOUTH CAROLINA ELEC & GAS CO               PS    8370042*0      259       7,596 SH        DEFINED                  7,596

SYSCO CORP                                 COM   871829107    2,549      77,925 SH        DEFINED                 77,925

SYNERGY MEDIA INC                          COM   871934105        1     100,000 SH        DEFINED                100,000

TALBOTS INC                                COM   874161102    4,717     135,355 SH        DEFINED                135,355

3M COMPANY                                 COM   88579Y101    1,118       8,680 SH        DEFINED                  8,680

TIDEWATER                                  COM   886423102    3,963     140,050 SH        DEFINED                140,050

UNITED PARCEL SERVICE-CLASS B              CDS   911312AB2    1,194   1,200,000 PRN       DEFINED              1,200,000

US CELLULAR CORP                           CDS   911684AA6    1,842   3,950,000 PRN       DEFINED              3,950,000

UNIVERSAL HEALTH SERVICES                  CDS   913903AL4    1,503   2,400,000 PRN       DEFINED              2,400,000

VANGUARD SPECIAL REIT INDEX                COM   921908703      233      16,513 SH        DEFINED                 16,513

VANGUARD INTERMEDIATE TERM                 COM   921937306      338      30,888 SH        DEFINED                 30,888

VANGUARD CA INSURED LONG-TERM TAX EXEMPT   COM   922021100      177      14,775 SH        DEFINED                 14,775

VANGUARD                                   COM   922031109    2,834     301,522 SH        DEFINED                301,522

VANGUARD GNMA FUND                         COM   922031307      854      80,838 SH        DEFINED                 80,838

VANGUARD INFLATION PROTECTED               COM   922031869    2,554     207,954 SH        DEFINED                207,954

VARIAN MED SYS INC                         COM   92220P105    3,272      56,925 SH        DEFINED                 56,925

VANGUARD 500 INDEX FUND                    COM   922908108      710       7,720 SH        DEFINED                  7,720

VANGUARD EXTENDED MARKET                   COM   922908207      538      22,757 SH        DEFINED                 22,757

WACHOVIA CORP                              COM   929903102    4,761     115,575 SH        DEFINED                115,575

WAL MART STORES INC                        COM   931142103    4,635      82,990 SH        DEFINED                 82,990

WELLS FARGO & CO NEW COM                   COM   949746101      218       4,225 SH        DEFINED                  4,225

INGERSOLL RAND CO                          COM   G4776G101    5,801     108,550 SH        DEFINED                108,550

AFFILIATED COMPUTER SERVICES               OPT   0081909JK    1,607      33,000 SH CALL   OTHER                   33,000

ALCOA INC                                  OPT   0138179JE    3,375     129,000 SH CALL   OTHER                  129,000

APPLIED MATERIALS, INC.                    OPT   0382229JD    1,904     105,000 SH CALL   OTHER                  105,000

CITIGROUP INC                              OPT   1729679AJ    1,593      35,000 SH CALL   OTHER                   35,000

DISNEY CO THE WALT                         OPT   2546879JD    4,538     225,000 SH CALL   OTHER                  225,000

ELECTRONIC ARTS INC.                       OPT   2855129LT    1,384      15,000 SH CALL   OTHER                   15,000

                                                     111    241,462  44,124,800
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